                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                    METLIFE INVESTORS USA SEPARATE ACCOUNT A


                                      AND


                    METLIFE INVESTORS USA INSURANCE COMPANY


                                 PRIMELITE III

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 28, 2014, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.


THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10426, DES MOINES, IOWA 50306-0426, OR CALL (888) 556-5412.


THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 28, 2014.


SAI-0414USAPRIMELITE III
                                       1

TABLE OF CONTENTS                          PAGE


COMPANY.................................     3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM....................................     3
CUSTODIAN...............................     3
DISTRIBUTION............................     3
     Reduction or Elimination of the
     Withdrawal Charge..................     5
CALCULATION OF PERFORMANCE INFORMATION       5
     Total Return.......................     5
     Historical Unit Values.............     6
     Reporting Agencies.................     6
ANNUITY PROVISIONS......................     6
     Variable Annuity...................     6
     Fixed Annuity......................     8
     Mortality and Expense Guarantee....     8
     Legal or Regulatory Restrictions
     on Transactions....................     8
ADDITIONAL FEDERAL TAX CONSIDERATIONS...     8
CONDENSED FINANCIAL INFORMATION.........    11
FINANCIAL STATEMENTS....................    45

COMPANY

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and the District of Columbia. On October 11, 2006, MetLife Investors USA became a wholly-owned subsidiary of MetLife Insurance Company of Connecticut. We changed our name to MetLife Investors USA Insurance Company on January 8, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc., a listed company on the New York Stock Exchange. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.




INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Sub-Accounts of MetLife Investors USA Separate Account A, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements of MetLife Investors USA Insurance Company and subsidiary (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an other matter paragraph related to the Company being a member of a controlled group). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.




CUSTODIAN

MetLife Investors USA Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 1095 Avenue of the Americas, New York, NY 10036. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor is a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:

                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2013             $  456,083,088           $0
2012             $  689,121,186           $0
2011             $1,101,222,893           $0

Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2013 ranged from $370 to $19,654,296.* The amount of commissions paid to selected selling firms during 2013 ranged from $0 to $58,087,068. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2013 ranged from $1,696 to $77,741,364.*


* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates First MetLife Investors Insurance Company, MetLife Investors Insurance Company and MetLife Insurance Company of Connecticut.


The following list sets forth the names of selling firms that received additional compensation in 2013 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.


Ameriprise Financial Services, Inc.
BBVA Compass Investment Solutions, Inc.
Capital Investments Group, Inc.
CCO Investment Services Corp.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC
Cetera Financial Specialists LLC
CFD Investment, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Essex National Securities, Inc.
Financial Network Investment Corporation
First Allied Securities, Inc.
First Tennessee Brokerage, Inc.
Founders Financial Securities, LLC
FSC Securities Corporation
H. D. Vest Investment Services, Inc.
ING Financial Partners, Inc.
Investacorp, Inc.
Investment Centers of America, Inc.
Investment Professionals, Inc.
J.J.B. Hilliard, W.L. Lyons, LLC
Janney Montgomery Scott, LLC
Key Investment Services LLC
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
Lincoln Investment Planning, Inc.
LPL Financial LLC
M&T Securities, Inc.
Merrill Lynch, Inc.
Morgan Stanley Smith Barney, LLC
Multi Financial Securities Corporation
National Planning Corporation
NEXT Financial Group
NFP Securities, Inc.
PFS Investments Inc.
Pioneer Funds Distributor, Inc.
PNC Investments LLC
PrimeVest Financial Services, Inc.
ProEquities, Inc.
Raymond James & Associates, Inc.
Raymond James Financial Services, Inc.
RBC Wealth Management
Royal Alliance Associates, Inc.
SII Investments, Inc.
Sammons Securities Company, LLC
Santander Securities, LLC.
Securities America, Inc.
Sigma Financial Corporation

Signator Investors, Inc.
Stifel, Nicolaus & Company, Incorporated
Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.
UBS Financial Services, Inc.
U.S. Bancorp Investments, Inc.
United Planners' Financial Services of America
ValMark Securities, Inc.
Wall Street Financial Group, Inc.
Wells Fargo Advisors Financial Network, LLC
Wells Fargo Advisors, LLC
Woodbury Financial Services, Inc.


There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.



REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:


1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.


The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.




CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee and/or withdrawal charges. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:

  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years


  ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.


In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.




ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.


The Adjusted Contract Value (Contract Value, less any applicable premium taxes and account fee) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable

Annuity Payment is determined as follows: The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT - The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.


The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.


(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

     (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

     (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the Annuity Date will be used to determine the fixed annuity monthly payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.



MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.



LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS


If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.




ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.


CHANGES TO TAX RULES AND INTERPRETATIONS


Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.


We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.


3.8% INVESTMENT TAX


The 3.8% investment tax applies to investment income earned in households making at least $250,000 ($200,000 single) and will result in the following top tax rates on investment income:



   Capital Gains       Dividends        Other
------------------    -----------    ----------
        23.8%         43.4%          43.4%

The table above also incorporates the scheduled increase in the capital gains rate from 15% to 20%, and the scheduled increase in the dividends rate from 15% to 39.6%.

QUALIFIED CONTRACTS


Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.


TYPES OF QUALIFIED PLANS


The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.


IRA

Established by an individual, or employer as part of an employer plan.

SIMPLE

Established by a for-profit employer with fewer than 100 employees, based on IRA accounts for each participant.

SEP

Established by a for-profit employer, based on IRA accounts for each participant. Employer only contributions.

401(K), 401(A)

Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")

Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR

Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR

Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

ADDITIONAL INFORMATION REGARDING 457(B) PLANS

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may not use both the age 50 or older catch-up and the special one-time catch-up contribution in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.

403(A)

If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a Beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

ROTH ACCOUNT

Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA


If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.


Generally, the spouse must give qualified consent whenever you elect to:


(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.


The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.


If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.


COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS


(1)   IRA: elective contribution: $5,500; catch-up contribution: $1,000

(2)   SIMPLE: elective contribution: $12,000; catch-up contribution: $2,500

(3)   401(K): elective contribution: $17,500; catch-up contribution: $5,500

(4)   SEP/401(A): (employer contributions only)

(5)   403(B) (TSA): elective contribution: $17,500; catch-up contribution:
      $5,500

(6)   457(B): elective contribution: $17,500; catch-up contribution: $5,500

Dollar limits are for 2014 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions not to exceed the greater of $52,000 or 25% of an employee's compensation for 2014.


FEDERAL ESTATE TAXES


While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX


Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2013. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.




                                     1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF         OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  -------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
 (FORMERLY INVESCO V.I. VAN KAMPEN EQUITY AND INCOME SUB-ACCOUNT (SERIES II) AND BEFORE THAT THE
 UNIVERSAL INSTITUTIONAL FUNDS, INC. - VAN KAMPEN UIF EQUITY AND INCOME SUB-ACCOUNT (CLASS II))
   02/27/2006                             to  12/31/2006       13.730564        14.876285        3,132,131.0975
   01/01/2007                             to  12/31/2007       14.876285        15.123277        5,716,058.5233
   01/01/2008                             to  12/31/2008       15.123277        11.501189        4,764,514.9827
   01/01/2009                             to  12/31/2009       11.501189        13.857088        4,174,212.6800
   01/01/2010                             to  12/31/2010       13.857088        15.270351        3,811,467.3873
   01/01/2011                             to  12/31/2011       15.270351        14.825722        3,108,822.4303
   01/01/2012                             to  12/31/2012       14.825722        16.388290        2,081,502.6346
   01/01/2013                             to  12/31/2013       16.388290        20.131803        1,740,470.5562
=============                            ==== ==========       =========        =========        ==============
INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT (SERIES II)
 (FORMERLY INVESCO V.I. VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT (SERIES II) AND BEFORE THAT VAN
 KAMPEN LIFE INVESTMENT TRUST - VAN KAMPEN LIT GROWTH AND INCOME SUB-ACCOUNT (CLASS II))
   02/27/2006                             to  12/31/2006       12.657226        14.058958          936,925.9710
   01/01/2007                             to  12/31/2007       14.058958        14.176559        1,480,722.2128
   01/01/2008                             to  12/31/2008       14.176559         9.452362        1,349,214.2942
   01/01/2009                             to  12/31/2009        9.452362        11.539261        1,264,294.9700
   01/01/2010                             to  12/31/2010       11.539261        12.734374        1,197,053.6480
   01/01/2011                             to  12/31/2011       12.734374        12.243089          949,617.6945
   01/01/2012                             to  12/31/2012       12.243089        13.769460          633,319.2955
   01/01/2013                             to  12/31/2013       13.769460        18.117798          541,762.1614
=============                            ==== ==========       =========        =========        ==============
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
   04/28/2008                             to  12/31/2008       15.396677        13.764919           47,134.0035
   01/01/2009                             to  12/31/2009       13.764919        15.246469          115,030.6100
   01/01/2010                             to  12/31/2010       15.246469        15.963484          175,778.3827
   01/01/2011                             to  12/31/2011       15.963484        16.661378          253,811.3241
   01/01/2012                             to  12/31/2012       16.661378        17.267897          207,040.1196
   01/01/2013                             to  12/31/2013       17.267897        16.618708          155,293.5978
=============                            ==== ==========       =========        =========        ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006       22.121352        25.278245        545,745.2416
  01/01/2007    to  12/31/2007       25.278245        28.554243      1,179,473.3321
  01/01/2008    to  12/31/2008       28.554243        17.303355      1,148,266.1878
  01/01/2009    to  12/31/2009       17.303355        24.220536      1,067,577.2000
  01/01/2010    to  12/31/2010       24.220536        26.622846        960,538.9009
  01/01/2011    to  12/31/2011       26.622846        23.860877        810,049.6679
  01/01/2012    to  12/31/2012       23.860877        28.763612        577,818.0075
  01/01/2013    to  12/31/2013       28.763612        36.548357        482,512.0415
============   ==== ==========      ==========       ==========      ==============
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       31.201952        15.768416         20,264.3875
  01/01/2009    to  12/31/2009       15.768416        25.017855         53,050.9300
  01/01/2010    to  12/31/2010       25.017855        30.124654         80,697.3201
  01/01/2011    to  12/31/2011       30.124654        23.959400         72,187.4410
  01/01/2012    to  12/31/2012       23.959400        27.849093         55,185.4906
  01/01/2013    to  12/31/2013       27.849093        35.140140         52,507.8622
============   ==== ==========      ==========       ==========      ==============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006      143.007715       150.559380        203,952.3986
  01/01/2007    to  12/31/2007      150.559380       166.368261        378,849.7943
  01/01/2008    to  12/31/2008      166.368261        91.682004        394,094.8340
  01/01/2009    to  12/31/2009       91.682004       125.724161        374,529.3600
  01/01/2010    to  12/31/2010      125.724161       146.770521        322,086.9179
  01/01/2011    to  12/31/2011      146.770521       138.198740        261,874.1556
  01/01/2012    to  12/31/2012      138.198740       160.244635        186,325.2927
  01/01/2013    to  12/31/2013      160.244635       205.071304        152,247.2423
============   ==== ==========      ==========       ==========      ==============
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006       99.454600       109.445523        176,474.0624
  01/01/2007    to  12/31/2007      109.445523       113.073267        341,417.8256
  01/01/2008    to  12/31/2008      113.073267        69.121625        339,590.3508
  01/01/2009    to  12/31/2009       69.121625        89.231496        319,792.4600
  01/01/2010    to  12/31/2010       89.231496        97.801571        287,403.1395
  01/01/2011    to  12/31/2011       97.801571        94.443788        237,603.4035
  01/01/2012    to  12/31/2012       94.443788       109.130025        173,733.7974
  01/01/2013    to  12/31/2013      109.130025       143.305617        143,625.7253
============   ==== ==========      ==========       ==========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
  02/27/2006    to  12/31/2006       34.156971        35.503070        284,754.8968
  01/01/2007    to  12/31/2007       35.503070        40.274966        561,038.8775
  01/01/2008    to  12/31/2008       40.274966        23.923559        561,695.7553
  01/01/2009    to  12/31/2009       23.923559        32.886638        555,433.6200
  01/01/2010    to  12/31/2010       32.886638        41.591518        498,035.8724
  01/01/2011    to  12/31/2011       41.591518        36.471970        435,178.3086
  01/01/2012    to  12/31/2012       36.471970        41.096045        324,887.2803
  01/01/2013    to  12/31/2013       41.096045        54.923721        280,190.6823
============   ==== ==========       =========        =========      ==============
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006       38.571986        43.233516        376,015.8091
  01/01/2007    to  12/31/2007       43.233516        44.119715      1,018,019.8351
  01/01/2008    to  12/31/2008       44.119715        30.525698        929,171.0036
  01/01/2009    to  12/31/2009       30.525698        40.714368        853,739.8200
  01/01/2010    to  12/31/2010       40.714368        45.123718        768,317.5184
  01/01/2011    to  12/31/2011       45.123718        45.445154        648,607.3359
  01/01/2012    to  12/31/2012       45.445154        50.353102        466,122.3672
  01/01/2013    to  12/31/2013       50.353102        56.434247        409,087.8052
============   ==== ==========       =========        =========      ==============
MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006       20.643097        23.135051        929,373.9648
  01/01/2007    to  12/31/2007       23.135051        23.546248      1,816,324.8488
  01/01/2008    to  12/31/2008       23.546248        14.565175      1,615,754.7037
  01/01/2009    to  12/31/2009       14.565175        18.058737      1,536,398.2900
  01/01/2010    to  12/31/2010       18.058737        19.751961      1,380,687.4301
  01/01/2011    to  12/31/2011       19.751961        19.226894      1,162,563.1385
  01/01/2012    to  12/31/2012       19.226894        21.604294        806,777.2488
  01/01/2013    to  12/31/2013       21.604294        27.256645        656,834.8209
============   ==== ==========       =========        =========      ==============

                                     1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF         OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  -------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I))
   02/27/2006                             to  12/31/2006       13.375837        13.524640        3,136,481.4780
   01/01/2007                             to  12/31/2007       13.524640        13.502318        4,750,508.3477
   01/01/2008                             to  12/31/2008       13.502318         7.914309        4,401,182.9645
   01/01/2009                             to  12/31/2009        7.914309        10.475816        3,959,907.1300
   01/01/2010                             to  12/31/2010       10.475816        12.881694        3,346,964.0253
   01/01/2011                             to  12/31/2011       12.881694        12.984380        2,507,761.0275
   01/01/2012                             to  12/31/2012       12.984380        15.161936        1,753,440.1053
   01/01/2013                             to  12/31/2013       15.161936        22.039966        1,427,342.2577
=============                            ==== ==========       =========        =========        ==============
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I) AND BEFORE THAT
 LEGG MASON PARTNERS INVESTMENT SERIES - LEGG MASON PARTNERS VARIABLE PREMIER SELECTIONS ALL CAP
 GROWTH SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       12.130773        12.371144            8,736.7536
   01/01/2007                             to  04/27/2007       12.371144        13.166852                0.0000
=============                            ==== ==========       =========        =========        ==============
CLEARBRIDGE VARIABLE ALL CAP VALUE SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE SUB-ACCOUNT (CLASS I))
   02/27/2006                             to  12/31/2006       31.105372        34.463806          734,109.0503
   01/01/2007                             to  12/31/2007       34.463806        34.326650        1,239,023.3377
   01/01/2008                             to  12/31/2008       34.326650        21.413192        1,093,435.4475
   01/01/2009                             to  12/31/2009       21.413192        27.246431          988,806.3400
   01/01/2010                             to  12/31/2010       27.246431        31.250933          871,862.0024
   01/01/2011                             to  12/31/2011       31.250933        28.835768          730,530.0063
   01/01/2012                             to  12/31/2012       28.835768        32.609678          541,845.1393
   01/01/2013                             to  12/31/2013       32.609678        42.393772          444,190.9564
=============                            ==== ==========       =========        =========        ==============
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I))
   02/27/2006                             to  12/31/2006       27.922165        30.850876          693,818.5206
   01/01/2007                             to  12/31/2007       30.850876        32.899804        1,234,135.4292
   01/01/2008                             to  12/31/2008       32.899804        22.873998        1,067,656.5265
   01/01/2009                             to  12/31/2009       22.873998        27.475655          985,395.0600
   01/01/2010                             to  12/31/2010       27.475655        30.438557          881,973.4434
   01/01/2011                             to  12/31/2011       30.438557        30.721148          711,843.7227
   01/01/2012                             to  12/31/2012       30.721148        35.035123          515,097.7974
   01/01/2013                             to  12/31/2013       35.035123        44.800836          430,390.7614
=============                            ==== ==========       =========        =========        ==============

                                    1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I) AND BEFORE THAT LEGG
 MASON PARTNERS INVESTMENT SERIES - LEGG MASON PARTNERS VARIABLE GROWTH AND INCOME SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006        9.509598        10.237236        192,133.1510
   01/01/2007                             to  04/27/2007       10.237236        10.707837              0.0000
=============                            ==== ==========       =========        =========      ==============
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II))
   11/12/2007                             to  12/31/2007       16.543029        16.508828         24,958.3349
   01/01/2008                             to  12/31/2008       16.508828        11.457503         18,699.3573
   01/01/2009                             to  12/31/2009       11.457503        11.214255              0.0000
   01/01/2010                             to  12/31/2010       11.214255        11.214255              0.0000
   01/01/2011                             to  12/31/2011       11.214255        11.214255              0.0000
   01/01/2012                             to  12/31/2012       11.214255        11.214255              0.0000
   01/01/2013                             to  12/31/2013       11.214255        11.214255              0.0000
=============                            ==== ==========       =========        =========      ==============
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II) AND BEFORE THAT LEGG
 MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP GROWTH AND VALUE SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       14.828612        16.015515         18,154.7731
   01/01/2007                             to  12/31/2007       16.015515        16.309016              0.0000
   01/01/2008                             to  12/31/2008       16.309016        16.309016              0.0000
   01/01/2009                             to  12/31/2009       16.309016        16.309016              0.0000
   01/01/2010                             to  12/31/2010       16.309016        16.309016              0.0000
   01/01/2011                             to  12/31/2011       16.309016        16.309016              0.0000
   01/01/2012                             to  12/31/2012       16.309016        16.309016              0.0000
   01/01/2013                             to  12/31/2013       16.309016        16.309016              0.0000
=============                            ==== ==========       =========        =========      ==============
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS I))
   04/30/2007                             to  12/31/2007       12.174429        12.228201      2,505,803.4309
   01/01/2008                             to  12/31/2008       12.228201         7.815465      2,147,816.9713
   01/01/2009                             to  12/31/2009        7.815465         9.448366      1,941,697.3700
   01/01/2010                             to  12/31/2010        9.448366        10.433436      1,686,119.4380
   01/01/2011                             to  12/31/2011       10.433436        11.073443      1,369,536.4676
   01/01/2012                             to  12/31/2012       11.073443        12.438493        898,755.4505
   01/01/2013                             to  12/31/2013       12.438493        15.408878        744,144.0798
=============                            ==== ==========       =========        =========      ==============

                                    1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  ------------------
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS I) AND BEFORE
 THAT LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006        8.490529         9.483070          97,738.7784
   01/01/2007                             to  12/31/2007        9.483070         9.928979         230,808.1095
   01/01/2008                             to  12/31/2008        9.928979         6.974511         196,010.6232
   01/01/2009                             to  12/31/2009        6.974511         8.375080         163,232.0000
   01/01/2010                             to  12/31/2010        8.375080         9.218610         149,328.0131
   01/01/2011                             to  04/29/2011        9.218610        10.013481               0.0000
=============                            ==== ==========       =========        =========       ==============
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS I) AND BEFORE
 THAT LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME SUB-ACCOUNT (CLASS I))
   02/27/2006                             to  12/31/2006       10.953827        11.630007       2,016,260.1084
   01/01/2007                             to  04/27/2007       11.630007        12.225583               0.0000
=============                            ==== ==========       =========        =========       ==============
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS II) AND BEFORE
 THAT LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME SUB-ACCOUNT (CLASS II))
   02/27/2006                             to  12/31/2006       13.480314        14.544892          57,299.9174
   01/01/2007                             to  12/31/2007       14.544892        14.848476         384,469.0437
   01/01/2008                             to  12/31/2008       14.848476         9.498978         423,994.5047
   01/01/2009                             to  12/31/2009        9.498978        11.458232         460,173.1300
   01/01/2010                             to  12/31/2010       11.458232        12.636504         436,609.4530
   01/01/2011                             to  12/31/2011       12.636504        13.388575         388,127.7746
   01/01/2012                             to  12/31/2012       13.388575        15.022074         292,441.4088
   01/01/2013                             to  12/31/2013       15.022074        18.571304         264,248.3331
=============                            ==== ==========       =========        =========       ==============
CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I))
   02/27/2006                             to  12/31/2006       13.393559        13.872401          91,865.7394
   01/01/2007                             to  12/31/2007       13.872401        14.368295         153,821.7966
   01/01/2008                             to  12/31/2008       14.368295         8.862090         131,446.9280
   01/01/2009                             to  12/31/2009        8.862090        12.411449         137,664.3900
   01/01/2010                             to  12/31/2010       12.411449        13.408870         103,642.3384
   01/01/2011                             to  12/31/2011       13.408870        13.104065          64,600.5913
   01/01/2012                             to  12/31/2012       13.104065        15.511051          48,305.0569
   01/01/2013                             to  12/31/2013       15.511051        21.033116          44,531.8738
=============                            ==== ==========       =========        =========       ==============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I))
  02/27/2006    to  12/31/2006       14.907674        16.677152          587.1010
  01/01/2007    to  12/31/2007       16.677152        17.042640       55,770.6489
  01/01/2008    to  12/31/2008       17.042640        10.791239       45,369.9874
  01/01/2009    to  12/31/2009       10.791239        13.215298       40,843.8800
  01/01/2010    to  12/31/2010       13.215298        14.229408       40,376.8010
  01/01/2011    to  12/31/2011       14.229408        14.690255       34,282.1205
  01/01/2012    to  12/31/2012       14.690255        16.833383       20,366.0222
  01/01/2013    to  12/31/2013       16.833383        21.917799       26,151.7607
============   ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I))
  02/27/2006    to  12/31/2006       13.004095        13.204948      111,733.2999
  01/01/2007    to  12/31/2007       13.204948        14.287853      180,642.0746
  01/01/2008    to  12/31/2008       14.287853         8.332076      182,462.9818
  01/01/2009    to  12/31/2009        8.332076        11.701384      187,302.2200
  01/01/2010    to  12/31/2010       11.701384        14.408615      169,057.4072
  01/01/2011    to  12/31/2011       14.408615        14.369822      161,812.6021
  01/01/2012    to  12/31/2012       14.369822        16.879301      119,284.9652
  01/01/2013    to  12/31/2013       16.879301        24.415157      120,127.6835
============   ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       21.963919        24.556391       25,053.6710
  01/01/2007    to  04/27/2007       24.556391        25.807408            0.0000
============   ==== ==========       =========        =========      ============
LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS SUB-ACCOUNT
  02/27/2006    to  12/31/2006       26.197391        27.241805        6,910.4387
  01/01/2007    to  12/31/2007       27.241805        29.713923       10,216.9851
  01/01/2008    to  12/31/2008       29.713923        21.860467       10,428.2819
  01/01/2009    to  12/31/2009       21.860467        26.414298        8,756.7600
  01/01/2010    to  12/31/2010       26.414298        29.139179        8,192.7872
  01/01/2011    to  12/31/2011       29.139179        28.657890        8,540.8723
  01/01/2012    to  12/31/2012       28.657890        31.206167        5,522.9503
  01/01/2013    to  12/31/2013       31.206167        36.437748        4,426.4880
============   ==== ==========       =========        =========      ============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50% SUB-ACCOUNT
  02/27/2006    to  12/31/2006       14.840713        15.643399       83,321.4337
  01/01/2007    to  12/31/2007       15.643399        15.880393      371,873.6637
  01/01/2008    to  12/31/2008       15.880393        11.349576      347,779.7672
  01/01/2009    to  12/31/2009       11.349576        14.772032      301,890.9100
  01/01/2010    to  12/31/2010       14.772032        16.615939      271,584.7833
  01/01/2011    to  12/31/2011       16.615939        16.536207      256,998.5465
  01/01/2012    to  12/31/2012       16.536207        18.394083      181,406.7308
  01/01/2013    to  12/31/2013       18.394083        20.867546      151,327.8297
============   ==== ==========       =========        =========      ============
LEGG MASON VARIABLE LIFESTYLE ALLOCATION 70% SUB-ACCOUNT
  02/27/2006    to  12/31/2006       13.709173        14.318660        8,781.7760
  01/01/2007    to  12/31/2007       14.318660        14.623735      192,445.2584
  01/01/2008    to  12/31/2008       14.623735         9.670149      228,883.3688
  01/01/2009    to  12/31/2009        9.670149        12.641610      208,582.2300
  01/01/2010    to  12/31/2010       12.641610        14.301239      171,202.1090
  01/01/2011    to  12/31/2011       14.301239        13.985528      165,489.8333
  01/01/2012    to  12/31/2012       13.985528        15.763771      122,722.4283
  01/01/2013    to  12/31/2013       15.763771        18.889511       95,074.6093
============   ==== ==========       =========        =========      ============
LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT
  02/27/2006    to  12/31/2006       14.353245        14.958728        4,554.0535
  01/01/2007    to  12/31/2007       14.958728        15.207415      163,854.5700
  01/01/2008    to  12/31/2008       15.207415         9.360932      171,534.9456
  01/01/2009    to  12/31/2009        9.360932        12.198099      158,120.2400
  01/01/2010    to  12/31/2010       12.198099        13.882175      138,689.0374
  01/01/2011    to  12/31/2011       13.882175        13.340080      127,316.8351
  01/01/2012    to  12/31/2012       13.340080        15.205384       84,693.4802
  01/01/2013    to  12/31/2013       15.205384        18.919909       75,848.4803
============   ==== ==========       =========        =========      ============
LEGG MASON PARTNERS VARIABLE INCOME TRUST
LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME SUB-ACCOUNT
  02/27/2006    to  12/31/2006       10.027073        10.243941       78,169.8986
  01/01/2007    to  12/31/2007       10.243941        10.212125      147,017.7496
  01/01/2008    to  12/31/2008       10.212125         7.917457      117,059.9835
  01/01/2009    to  12/31/2009        7.917457         9.143799      123,501.3500
  01/01/2010    to  12/31/2010        9.143799         9.821238      131,026.2963
  01/01/2011    to  04/29/2011        9.821238         9.702675            0.0000
============   ==== ==========       =========        =========      ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       15.350645        16.371845        575,580.7286
  01/01/2007    to  12/31/2007       16.371845        16.091833      1,287,783.5756
  01/01/2008    to  12/31/2008       16.091833        10.948954      1,192,359.5568
  01/01/2009    to  12/31/2009       10.948954        16.753246        988,931.8500
  01/01/2010    to  12/31/2010       16.753246        18.938041        891,336.2869
  01/01/2011    to  12/31/2011       18.938041        18.947824        779,325.1758
  01/01/2012    to  12/31/2012       18.947824        22.051814        585,342.3047
  01/01/2013    to  12/31/2013       22.051814        23.050964        518,921.0246
============   ==== ==========       =========        =========      ==============
MET INVESTORS SERIES TRUST
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/04/2009    to  12/31/2009        7.204669         8.987134      3,005,927.0500
  01/01/2010    to  12/31/2010        8.987134        10.155246      2,694,355.1405
  01/01/2011    to  12/31/2011       10.155246         9.843209      2,237,042.2688
  01/01/2012    to  12/31/2012        9.843209        11.474433      1,566,110.4428
  01/01/2013    to  12/31/2013       11.474433        15.281396      1,311,897.2265
============   ==== ==========       =========        =========      ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B) AND BEFORE THAT VAN KAMPEN LIFE
INVESTMENT
 TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
  02/27/2006    to  12/31/2006       13.798535        15.332685      1,441,795.6677
  01/01/2007    to  12/31/2007       15.332685        14.729287      2,722,723.1116
  01/01/2008    to  12/31/2008       14.729287         9.300535      2,445,567.9208
  01/01/2009    to  05/01/2009        9.300535         9.018664              0.0000
============   ==== ==========       =========        =========      ==============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       13.874180        14.448465      1,125,427.8246
  01/01/2007    to  12/31/2007       14.448465        15.784081      1,124,177.1115
  01/01/2008    to  12/31/2008       15.784081         9.512270        975,505.0406
  01/01/2009    to  12/31/2009        9.512270        12.520996        901,668.2800
  01/01/2010    to  12/31/2010       12.520996        15.540993        840,865.8972
  01/01/2011    to  12/31/2011       15.540993        15.121905        759,132.9446
  01/01/2012    to  12/31/2012       15.121905        17.584715        625,162.9404
  01/01/2013    to  12/31/2013       17.584715        24.246340        574,134.2207
============   ==== ==========       =========        =========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - CONVERTIBLE SECURITIES SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       17.325533        18.270268          18,173.9906
  01/01/2007    to  12/31/2007       18.270268        19.200437          18,752.9296
  01/01/2008    to  12/31/2008       19.200437        15.410505          15,374.6381
  01/01/2009    to  12/31/2009       15.410505        20.785684          12,295.4400
  01/01/2010    to  12/31/2010       20.785684        23.139782          11,118.9519
  01/01/2011    to  12/31/2011       23.139782        23.860480           8,491.1312
  01/01/2012    to  12/31/2012       23.860480        26.564177           4,065.8330
  01/01/2013    to  12/31/2013       26.564177        28.263867           3,960.4122
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       13.775559        15.803723       1,675,995.6328
  01/01/2007    to  12/31/2007       15.803723        17.609666       1,967,696.5666
  01/01/2008    to  12/31/2008       17.609666         9.982620       1,828,976.6456
  01/01/2009    to  12/31/2009        9.982620        12.918805       1,668,104.9600
  01/01/2010    to  12/31/2010       12.918805        14.156773       1,549,066.0683
  01/01/2011    to  12/31/2011       14.156773        12.433506       1,350,812.8440
  01/01/2012    to  12/31/2012       12.433506        14.272233       1,133,228.4509
  01/01/2013    to  12/31/2013       14.272233        16.742202       1,061,602.9599
============   ==== ==========       =========        =========       ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION
FUND/VA
 SUB-ACCOUNT (SERVICE SHARES))
  02/27/2006    to  04/30/2006       72.958526        73.704287               0.0000
============   ==== ==========       =========        =========       ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       17.318331        18.836003         123,414.3586
  01/01/2007    to  12/31/2007       18.836003        19.686179         247,357.2629
  01/01/2008    to  12/31/2008       19.686179        11.509665         219,363.0947
  01/01/2009    to  12/31/2009       11.509665        15.827360         179,608.8300
  01/01/2010    to  12/31/2010       15.827360        18.048102         156,149.1096
  01/01/2011    to  12/31/2011       18.048102        16.261067         131,291.2290
  01/01/2012    to  12/31/2012       16.261067        19.380368         107,208.9977
  01/01/2013    to  12/31/2013       19.380368        24.231996         529,275.4755
============   ==== ==========       =========        =========       ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010       13.458327        14.073134               0.0000
  01/01/2011    to  12/31/2011       14.073134        14.059843             149.2265
  01/01/2012    to  12/31/2012       14.059843        16.901151             148.9464
  01/01/2013    to  04/26/2013       16.901151        17.953414               0.0000
============   ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  02/27/2006    to  12/31/2006       17.127749        19.720558        522,577.5657
  01/01/2007    to  12/31/2007       19.720558        19.851342      1,062,653.0802
  01/01/2008    to  12/31/2008       19.851342        11.261386        985,544.0866
  01/01/2009    to  12/31/2009       11.261386        14.522432        934,124.9300
  01/01/2010    to  12/31/2010       14.522432        15.341169        838,229.6259
  01/01/2011    to  04/29/2011       15.341169        17.102182              0.0000
============   ==== ==========       =========        =========      ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG MASON
PARTNERS
 VARIABLE EQUITY TRUST - LEGG MASON BATTERYMARCH VARIABLE GLOBAL EQUITY SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       16.389506        17.891907         89,140.7278
  01/01/2007    to  12/31/2007       17.891907        18.461948        145,307.5147
  01/01/2008    to  12/31/2008       18.461948        10.656152        132,007.2287
  01/01/2009    to  12/31/2009       10.656152        12.667124        119,838.2900
  01/01/2010    to  04/30/2010       12.667124        13.414287              0.0000
============   ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - PIONEER FUND SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       17.344114        19.067870         62,925.3789
  01/01/2007    to  12/31/2007       19.067870        19.692802        133,827.1682
  01/01/2008    to  12/31/2008       19.692802        13.009161        129,587.5903
  01/01/2009    to  12/31/2009       13.009161        15.852666        141,441.7500
  01/01/2010    to  12/31/2010       15.852666        18.122954        133,430.1115
  01/01/2011    to  12/31/2011       18.122954        17.016304        128,597.0935
  01/01/2012    to  12/31/2012       17.016304        18.508911         96,330.8070
  01/01/2013    to  12/31/2013       18.508911        24.228032         78,361.4521
============   ==== ==========       =========        =========      ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - PIONEER STRATEGIC INCOME SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       17.952898        18.623787      1,335,526.2887
  01/01/2007    to  12/31/2007       18.623787        19.534903      2,619,865.9752
  01/01/2008    to  12/31/2008       19.534903        17.150388      2,210,703.5686
  01/01/2009    to  12/31/2009       17.150388        22.451691      2,005,598.7200
  01/01/2010    to  12/31/2010       22.451691        24.773268      1,922,084.5453
  01/01/2011    to  12/31/2011       24.773268        25.253217      1,610,341.4449
  01/01/2012    to  12/31/2012       25.253217        27.725273      1,178,580.2054
  01/01/2013    to  12/31/2013       27.725273        27.692825      1,032,263.0404
============   ==== ==========       =========        =========      ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       18.793659        17.153385        2,085,655.8497
  01/01/2008    to  12/31/2008       17.153385        11.840161        1,726,943.0758
  01/01/2009    to  12/31/2009       11.840161        14.726955        1,608,791.1500
  01/01/2010    to  12/31/2010       14.726955        17.368472        1,448,907.2423
  01/01/2011    to  12/31/2011       17.368472        15.549747        1,244,250.2621
  01/01/2012    to  12/31/2012       15.549747        18.044960        1,010,699.8369
  01/01/2013    to  12/31/2013       18.044960        23.509085          883,845.7660
============   ==== ==========       =========        =========        ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY PUTNAM VARIABLE TRUST - PUTNAM VT SMALL CAP VALUE SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       24.590963        25.947944          224,940.9919
  01/01/2007    to  04/27/2007       25.947944        27.704334                0.0000
============   ==== ==========       =========        =========        ==============
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       17.908510        19.338940           74,698.7836
  01/01/2007    to  12/31/2007       19.338940        20.936031          169,868.1555
  01/01/2008    to  12/31/2008       20.936031        11.481951          185,305.6779
  01/01/2009    to  12/31/2009       11.481951        13.765846          183,385.3700
  01/01/2010    to  12/31/2010       13.765846        14.469721          177,793.1796
  01/01/2011    to  12/31/2011       14.469721        11.367781          157,867.2369
  01/01/2012    to  12/31/2012       11.367781        13.346288          133,382.5976
  01/01/2013    to  12/31/2013       13.346288        15.115190          163,425.3883
============   ==== ==========       =========        =========        ==============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
  05/01/2006    to  12/31/2006       43.053702        44.776693            5,451.7794
  01/01/2007    to  12/31/2007       44.776693        46.738580           11,622.1067
  01/01/2008    to  12/31/2008       46.738580        44.330960           12,381.7758
  01/01/2009    to  12/31/2009       44.330960        47.659816           12,944.8300
  01/01/2010    to  12/31/2010       47.659816        50.716186           13,806.5457
  01/01/2011    to  12/31/2011       50.716186        53.084634           11,538.0896
  01/01/2012    to  12/31/2012       53.084634        56.066636            9,551.3975
  01/01/2013    to  12/31/2013       56.066636        54.645889            7,850.6708
============   ==== ==========       =========        =========        ==============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
 (FORMERLY TRAVELERS SERIES TRUST - TRAVELERS MANAGED INCOME SUB-ACCOUNT)
  02/27/2006    to  04/30/2006       15.284647        15.153581           12,474.5100
============   ==== ==========       =========        =========        ==============

                                    1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  ------------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
   05/04/2009                             to  12/31/2009       10.278608        12.940429          72,149.6300
   01/01/2010                             to  12/31/2010       12.940429        15.251642          65,296.2363
   01/01/2011                             to  12/31/2011       15.251642        13.660395          50,958.1198
   01/01/2012                             to  12/31/2012       13.660395        15.366788          41,524.9162
   01/01/2013                             to  12/31/2013       15.366788        20.287768          34,357.0677
=============                            ==== ==========       =========        =========       ==============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT FI LARGE CAP
 SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - LARGE CAP SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       17.078005        17.284778           6,666.4603
   01/01/2007                             to  12/31/2007       17.284778        17.670699          12,227.0665
   01/01/2008                             to  12/31/2008       17.670699         9.590927          17,422.1679
   01/01/2009                             to  05/01/2009        9.590927        10.006441               0.0000
=============                            ==== ==========       =========        =========       ==============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET/AIM
 CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - AIM CAPITAL
 APPRECIATION SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       14.338949        14.361373          23,773.7458
   01/01/2007                             to  12/31/2007       14.361373        15.808790          37,724.0272
   01/01/2008                             to  12/31/2008       15.808790         8.918631          69,021.9309
   01/01/2009                             to  05/01/2009        8.918631         8.475329               0.0000
=============                            ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
   05/03/2010                             to  12/31/2010       13.210593        13.066855         777,330.3440
   01/01/2011                             to  12/31/2011       13.066855        12.853595         805,696.6660
   01/01/2012                             to  12/31/2012       12.853595        12.642101         565,237.4291
   01/01/2013                             to  12/31/2013       12.642101        12.435211         496,263.1252
=============                            ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE MONEY
 MARKET SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       12.614318        12.939384         679,442.0992
   01/01/2007                             to  12/31/2007       12.939384        13.351491         914,224.3517
   01/01/2008                             to  12/31/2008       13.351491        13.474404       1,721,311.3711
   01/01/2009                             to  12/31/2009       13.474404        13.283536       1,066,152.1900
   01/01/2010                             to  04/30/2010       13.283536        13.212385               0.0000
=============                            ==== ==========       =========        =========       ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS B)
   05/02/2011                             to  12/31/2011       15.290222        13.517648          52,876.1229
   01/01/2012                             to  12/31/2012       13.517648        14.972799          42,221.2460
   01/01/2013                             to  12/31/2013       14.972799        19.640851          36,034.7719
=============                            ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY TRUST - LEGG MASON CLEARBRIDGE VARIABLE
CAPITAL
 SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       15.418294        16.644814          38,634.7427
  01/01/2007    to  12/31/2007       16.644814        16.673137          92,230.5585
  01/01/2008    to  12/31/2008       16.673137         9.489534          82,384.2195
  01/01/2009    to  12/31/2009        9.489534        13.091000          81,581.8700
  01/01/2010    to  12/31/2010       13.091000        14.507512          72,016.6868
  01/01/2011    to  04/29/2011       14.507512        15.324778               0.0000
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       12.108524         8.016809       1,273,132.0597
  01/01/2009    to  12/31/2009        8.016809        11.005433       1,156,963.8300
  01/01/2010    to  12/31/2010       11.005433        12.050186       1,069,844.8136
  01/01/2011    to  12/31/2011       12.050186        11.879673         988,342.2311
  01/01/2012    to  12/31/2012       11.879673        13.502034       1,937,479.1408
  01/01/2013    to  12/31/2013       13.502034        18.159587       1,700,321.5416
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006        8.857400         9.025889       3,917,052.0073
  01/01/2007    to  12/31/2007        9.025889        10.145899       3,508,490.0296
  01/01/2008    to  12/31/2008       10.145899         5.394779       2,934,341.6345
  01/01/2009    to  12/31/2009        5.394779         7.625579       2,637,785.5800
  01/01/2010    to  12/31/2010        7.625579         8.205676       2,372,048.0303
  01/01/2011    to  12/31/2011        8.205676         7.960229       1,982,691.8496
  01/01/2012    to  04/27/2012        7.960229         8.947945               0.0000
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - STRATEGIC GROWTH SUB-ACCOUNT (CLASS II))
  02/27/2006    to  12/31/2006        4.962323         4.821686         513,797.0436
  01/01/2007    to  12/31/2007        4.821686         5.531666         807,943.8102
  01/01/2008    to  04/25/2008        5.531666         5.274088               0.0000
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  05/01/2006    to  12/31/2006       40.472705        43.407381         247,673.4107
  01/01/2007    to  12/31/2007       43.407381        44.476147         465,402.2067
  01/01/2008    to  12/31/2008       44.476147        33.986118         383,653.3563
  01/01/2009    to  12/31/2009       33.986118        39.567259         354,671.5800
  01/01/2010    to  12/31/2010       39.567259        42.760000         319,469.7316
  01/01/2011    to  12/31/2011       42.760000        42.989706         261,226.5358
  01/01/2012    to  12/31/2012       42.989706        47.086751         182,638.0265
  01/01/2013    to  12/31/2013       47.086751        55.002974         165,950.2158
============   ==== ==========       =========        =========       ==============

                                   1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
 (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT)
   02/27/2006                             to  04/30/2006       24.446981        24.615010       58,763.3361
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY MET INVESTORS SERIES TRUST - MFS (Reg. TM) VALUE SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       13.937339        15.862664      112,682.8920
   01/01/2007                             to  12/31/2007       15.862664        16.793438      276,299.6860
   01/01/2008                             to  12/31/2008       16.793438        11.144853      270,451.7293
   01/01/2009                             to  12/31/2009       11.144853        13.244811      274,120.8100
   01/01/2010                             to  12/31/2010       13.244811        14.516570      263,433.7401
   01/01/2011                             to  12/31/2011       14.516570        14.401148      223,393.2514
   01/01/2012                             to  12/31/2012       14.401148        16.522765      148,686.5587
   01/01/2013                             to  12/31/2013       16.522765        22.059792      145,356.2753
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D))
   05/01/2006                             to  12/31/2006       20.638248        21.208139       33,042.3970
   01/01/2007                             to  12/31/2007       21.208139        21.712132       37,145.1127
   01/01/2008                             to  12/31/2008       21.712132        13.025301       31,770.5460
   01/01/2009                             to  12/31/2009       13.025301        15.594383       30,053.9900
   01/01/2010                             to  12/31/2010       15.594383        17.555737       27,346.9131
   01/01/2011                             to  12/31/2011       17.555737        16.189786       23,807.1934
   01/01/2012                             to  12/31/2012       16.189786        18.415064       21,173.4110
   01/01/2013                             to  04/26/2013       18.415064        20.267401            0.0000
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D) AND BEFORE THAT TRAVELERS SERIES TRUST - EQUITY
 INCOME SUB-ACCOUNT)
   02/27/2006                             to  04/30/2006       20.577523        20.627380       11,433.4597
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       16.035819        19.991446      400,167.7423
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2007                             to  12/31/2007       17.432213        15.440795      795,947.1799
   01/01/2008                             to  12/31/2008       15.440795         9.370413      675,629.1812
   01/01/2009                             to  12/31/2009        9.370413        12.605418      635,887.0600
   01/01/2010                             to  12/31/2010       12.605418        15.233624      570,970.5189
   01/01/2011                             to  12/31/2011       15.233624        14.194208      521,137.8097
   01/01/2012                             to  12/31/2012       14.194208        14.698643      461,962.5126
   01/01/2013                             to  04/26/2013       14.698643        15.924716            0.0000
=============                            ==== ==========       =========        =========      ============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
OPPORTUNITIES
 SUB-ACCOUNT (CLASS B))
  02/27/2006    to  12/31/2006       18.897231        19.731732        9,403.2090
  01/01/2007    to  04/27/2007       19.731732        21.433748            0.0000
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       33.939464        20.697158       17,494.8180
  01/01/2009    to  12/31/2009       20.697158        29.120166       22,175.6000
  01/01/2010    to  12/31/2010       29.120166        33.439926       25,993.4149
  01/01/2011    to  12/31/2011       33.439926        32.454608       30,797.0885
  01/01/2012    to  12/31/2012       32.454608        37.881953       25,175.8566
  01/01/2013    to  12/31/2013       37.881953        51.708229      107,534.1052
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - LARGE CAP GROWTH
SUB-ACCOUNT
 (CLASS B))
  02/27/2006    to  12/31/2006       34.441729        33.018163        7,972.5577
  01/01/2007    to  12/31/2007       33.018163        36.896147       16,150.9776
  01/01/2008    to  04/25/2008       36.896147        33.897594            0.0000
============   ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       15.373975        15.692541      334,634.4450
  01/01/2007    to  12/31/2007       15.692541        16.056909      557,507.2711
  01/01/2008    to  12/31/2008       16.056909        15.709391      617,231.7009
  01/01/2009    to  12/31/2009       15.709391        16.082823      531,978.0400
  01/01/2010    to  12/31/2010       16.082823        16.688556      535,493.8818
  01/01/2011    to  12/31/2011       16.688556        17.280596      544,529.0869
  01/01/2012    to  12/31/2012       17.280596        17.514328      415,049.8305
  01/01/2013    to  12/31/2013       17.514328        17.071751      351,807.6241
============   ==== ==========       =========        =========      ============
PIONEER VARIABLE CONTRACTS TRUST
PIONEER VCT MID CAP VALUE SUB-ACCOUNT (CLASS II)
  02/27/2006    to  12/31/2006       29.246367        31.320717      197,858.6249
  01/01/2007    to  12/31/2007       31.320717        32.452125      456,575.4592
  01/01/2008    to  12/31/2008       32.452125        21.143528      440,764.6806
  01/01/2009    to  12/31/2009       21.143528        26.051473      417,235.2500
  01/01/2010    to  12/31/2010       26.051473        30.210561      378,152.6057
  01/01/2011    to  12/31/2011       30.210561        27.981301      309,375.2730
  01/01/2012    to  12/31/2012       27.981301        30.500459      238,629.8995
  01/01/2013    to  12/31/2013       30.500459        39.827851      201,829.7150
============   ==== ==========       =========        =========      ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
UIF U.S. REAL ESTATE SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       23.954335        29.942785        639,833.2647
  01/01/2007    to  12/31/2007       29.942785        24.422517      1,246,524.0870
  01/01/2008    to  12/31/2008       24.422517        14.917820      1,161,306.8392
  01/01/2009    to  12/31/2009       14.917820        18.834043      1,172,742.9800
  01/01/2010    to  12/31/2010       18.834043        24.077018        919,313.6768
  01/01/2011    to  12/31/2011       24.077018        25.085888        729,651.2917
  01/01/2012    to  12/31/2012       25.085888        28.580584        525,942.0799
  01/01/2013    to  12/31/2013       28.580584        28.690220        486,170.9477
============   ==== ==========       =========        =========      ==============

                                   1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
 (FORMERLY INVESCO V.I. VAN KAMPEN EQUITY AND INCOME SUB-ACCOUNT (SERIES II) AND BEFORE THAT THE
 UNIVERSAL INSTITUTIONAL FUNDS, INC. - VAN KAMPEN UIF EQUITY AND INCOME SUB-ACCOUNT (CLASS II))
   02/27/2006                             to  12/31/2006       13.691774        14.821867       81,581.2860
   01/01/2007                             to  12/31/2007       14.821867        15.052812      137,756.4952
   01/01/2008                             to  12/31/2008       15.052812        11.436107      209,383.6035
   01/01/2009                             to  12/31/2009       11.436107        13.764905      281,073.6200
   01/01/2010                             to  12/31/2010       13.764905        15.153614      376,852.7365
   01/01/2011                             to  12/31/2011       15.153614        14.697707      483,074.2193
   01/01/2012                             to  12/31/2012       14.697707        16.230459      575,825.9898
   01/01/2013                             to  12/31/2013       16.230459        19.918000      618,005.6940
=============                            ==== ==========       =========        =========      ============
INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT (SERIES II)
 (FORMERLY INVESCO V.I. VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT (SERIES II) AND BEFORE THAT VAN
 KAMPEN LIFE INVESTMENT TRUST - VAN KAMPEN LIT GROWTH AND INCOME SUB-ACCOUNT (CLASS II))
   02/27/2006                             to  12/31/2006       12.588472        13.970911       11,830.5523
   01/01/2007                             to  12/31/2007       13.970911        14.073615       36,387.4908
   01/01/2008                             to  12/31/2008       14.073615         9.374292       97,488.9618
   01/01/2009                             to  12/31/2009        9.374292        11.432514      170,431.7700
   01/01/2010                             to  12/31/2010       11.432514        12.603970      233,027.6932
   01/01/2011                             to  12/31/2011       12.603970        12.105625      323,634.2449
   01/01/2012                             to  12/31/2012       12.105625        13.601178      387,945.1769
   01/01/2013                             to  12/31/2013       13.601178        17.878498      408,285.2771
=============                            ==== ==========       =========        =========      ============
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
   04/28/2008                             to  12/31/2008       15.228205        13.605088       25,464.7597
   01/01/2009                             to  12/31/2009       13.605088        15.054378       54,215.4300
   01/01/2010                             to  12/31/2010       15.054378        15.746608       93,490.8090
   01/01/2011                             to  12/31/2011       15.746608        16.418641      132,875.0530
   01/01/2012                             to  12/31/2012       16.418641        16.999225      158,808.9239
   01/01/2013                             to  12/31/2013       16.999225        16.343780      168,870.5706
=============                            ==== ==========       =========        =========      ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006       21.926737        25.034933       64,241.1117
  01/01/2007    to  12/31/2007       25.034933        28.250986       83,800.4324
  01/01/2008    to  12/31/2008       28.250986        17.102388      117,187.8489
  01/01/2009    to  12/31/2009       17.102388        23.915309      131,007.3100
  01/01/2010    to  12/31/2010       23.915309        26.261096      140,549.7932
  01/01/2011    to  12/31/2011       26.261096        23.513160      160,219.7565
  01/01/2012    to  12/31/2012       23.513160        28.315982      159,722.0072
  01/01/2013    to  12/31/2013       28.315982        35.943635      156,529.2143
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       30.891376        15.600850       18,480.4145
  01/01/2009    to  12/31/2009       15.600850        24.727275       28,873.6900
  01/01/2010    to  12/31/2010       24.727275        29.745035       33,541.8680
  01/01/2011    to  12/31/2011       29.745035        23.633842       48,120.7947
  01/01/2012    to  12/31/2012       23.633842        27.443086       62,050.5380
  01/01/2013    to  12/31/2013       27.443086        34.593253       61,182.6957
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006      139.886354       147.150131       20,645.9753
  01/01/2007    to  12/31/2007      147.150131       162.437605       34,246.6916
  01/01/2008    to  12/31/2008      162.437605        89.425899       51,245.3838
  01/01/2009    to  12/31/2009       89.425899       122.507780       71,224.7500
  01/01/2010    to  12/31/2010      122.507780       142.872903       78,117.4308
  01/01/2011    to  12/31/2011      142.872903       134.394528       84,347.6569
  01/01/2012    to  12/31/2012      134.394528       155.677043       92,025.2932
  01/01/2013    to  12/31/2013      155.677043       199.026955       88,811.1467
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006       97.284185       106.967662       20,353.9232
  01/01/2007    to  12/31/2007      106.967662       110.402198       33,266.7373
  01/01/2008    to  12/31/2008      110.402198        67.420973       43,093.1787
  01/01/2009    to  12/31/2009       67.420973        86.949068       58,719.6100
  01/01/2010    to  12/31/2010       86.949068        95.204755       65,717.9514
  01/01/2011    to  12/31/2011       95.204755        91.844404       71,887.6124
  01/01/2012    to  12/31/2012       91.844404       106.019826       77,506.4487
  01/01/2013    to  12/31/2013      106.019826       139.082350       73,709.7824
============   ==== ==========      ==========       ==========      ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
  02/27/2006    to  12/31/2006       33.912943        35.219963        4,367.5716
  01/01/2007    to  12/31/2007       35.219963        39.913655       10,875.8671
  01/01/2008    to  12/31/2008       39.913655        23.685111       28,549.5368
  01/01/2009    to  12/31/2009       23.685111        32.526324       50,311.2700
  01/01/2010    to  12/31/2010       32.526324        41.094769       72,960.5362
  01/01/2011    to  12/31/2011       41.094769        36.000387      108,503.5387
  01/01/2012    to  12/31/2012       36.000387        40.523918      141,238.9584
  01/01/2013    to  12/31/2013       40.523918        54.104996      151,291.1182
============   ==== ==========       =========        =========      ============
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006       37.918713        42.465803       17,290.0269
  01/01/2007    to  12/31/2007       42.465803        43.292716       36,236.5909
  01/01/2008    to  12/31/2008       43.292716        29.923443       38,943.7364
  01/01/2009    to  12/31/2009       29.923443        39.871233       47,910.9500
  01/01/2010    to  12/31/2010       39.871233        44.145134       53,358.8300
  01/01/2011    to  12/31/2011       44.145134        44.415260       58,361.6590
  01/01/2012    to  12/31/2012       44.415260        49.162538       66,799.5054
  01/01/2013    to  12/31/2013       49.162538        55.044838       70,510.0656
============   ==== ==========       =========        =========      ============
MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006       20.451827        22.901549        6,951.2599
  01/01/2007    to  12/31/2007       22.901549        23.285169       18,976.8043
  01/01/2008    to  12/31/2008       23.285169        14.389203       35,203.1099
  01/01/2009    to  12/31/2009       14.389203        17.822727       43,332.3000
  01/01/2010    to  12/31/2010       17.822727        19.474353       51,807.0952
  01/01/2011    to  12/31/2011       19.474353        18.937750       56,808.3885
  01/01/2012    to  12/31/2012       18.937750        21.258019       56,028.6023
  01/01/2013    to  12/31/2013       21.258019        26.792985       55,149.2207
============   ==== ==========       =========        =========      ============

                                   1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I))
   02/27/2006                             to  12/31/2006       13.324959        13.461934       73,219.2655
   01/01/2007                             to  12/31/2007       13.461934        13.426204      125,965.5309
   01/01/2008                             to  12/31/2008       13.426204         7.861783      167,045.4045
   01/01/2009                             to  12/31/2009        7.861783        10.395885      180,821.5600
   01/01/2010                             to  12/31/2010       10.395885        12.770644      178,895.4956
   01/01/2011                             to  12/31/2011       12.770644        12.859602      188,142.7430
   01/01/2012                             to  12/31/2012       12.859602        15.001145      204,943.7944
   01/01/2013                             to  12/31/2013       15.001145        21.784460      211,991.5231
=============                            ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I) AND BEFORE THAT
 LEGG MASON PARTNERS INVESTMENT SERIES - LEGG MASON PARTNERS VARIABLE PREMIER SELECTIONS ALL CAP
 GROWTH SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       12.052624        12.281174            0.0000
   01/01/2007                             to  04/27/2007       12.281174        13.066837            0.0000
=============                            ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE ALL CAP VALUE SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE SUB-ACCOUNT (CLASS I))
   02/27/2006                             to  12/31/2006       30.727117        34.016277       11,988.3766
   01/01/2007                             to  12/31/2007       34.016277        33.846845       28,167.8982
   01/01/2008                             to  12/31/2008       33.846845        21.092663       42,665.0512
   01/01/2009                             to  12/31/2009       21.092663        26.811748       49,833.8600
   01/01/2010                             to  12/31/2010       26.811748        30.721653       50,573.8244
   01/01/2011                             to  12/31/2011       30.721653        28.319097       56,091.9998
   01/01/2012                             to  12/31/2012       28.319097        31.993213       62,067.0397
   01/01/2013                             to  12/31/2013       31.993213        41.550800       59,672.2393
=============                            ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I))
   02/27/2006                             to  12/31/2006       27.524012        30.385563       13,709.6154
   01/01/2007                             to  12/31/2007       30.385563        32.371025       24,367.5102
   01/01/2008                             to  12/31/2008       32.371025        22.483750       44,991.5418
   01/01/2009                             to  12/31/2009       22.483750        26.979901       61,372.6200
   01/01/2010                             to  12/31/2010       26.979901        29.859490       85,920.1573
   01/01/2011                             to  12/31/2011       29.859490        30.106647      123,135.4835
   01/01/2012                             to  12/31/2012       30.106647        34.299843      143,688.0657
   01/01/2013                             to  12/31/2013       34.299843        43.816790      166,163.4726
=============                            ==== ==========       =========        =========      ============

                                   1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I) AND BEFORE THAT LEGG
 MASON PARTNERS INVESTMENT SERIES - LEGG MASON PARTNERS VARIABLE GROWTH AND INCOME SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006        9.448343        10.162798          638.1891
   01/01/2007                             to  04/27/2007       10.162798        10.626513            0.0000
=============                            ==== ==========       =========        =========       ===========
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II))
   11/12/2007                             to  12/31/2007       16.075625        16.422373            0.0000
   01/01/2008                             to  12/31/2008       16.422373        11.386053            0.0000
   01/01/2009                             to  12/31/2009       11.386053        11.140609            0.0000
   01/01/2010                             to  12/31/2010       11.140609        11.140609            0.0000
   01/01/2011                             to  12/31/2011       11.140609        11.140609            0.0000
   01/01/2012                             to  12/31/2012       11.140609        11.140609            0.0000
   01/01/2013                             to  12/31/2013       11.140609        11.140609            0.0000
=============                            ==== ==========       =========        =========       ===========
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II) AND BEFORE THAT LEGG
 MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP GROWTH AND VALUE SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       14.778141        15.947671            0.0000
   01/01/2007                             to  12/31/2007       15.947671        16.225922            0.0000
   01/01/2008                             to  12/31/2008       16.225922        16.225922            0.0000
   01/01/2009                             to  12/31/2009       16.225922        16.225922            0.0000
   01/01/2010                             to  12/31/2010       16.225922        16.225922            0.0000
   01/01/2011                             to  12/31/2011       16.225922        16.225922            0.0000
   01/01/2012                             to  12/31/2012       16.225922        16.225922            0.0000
   01/01/2013                             to  12/31/2013       16.225922        16.225922            0.0000
=============                            ==== ==========       =========        =========       ===========
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS I))
   04/30/2007                             to  12/31/2007       12.149710        12.195183       55,725.2858
   01/01/2008                             to  12/31/2008       12.195183         7.786532       53,443.4993
   01/01/2009                             to  12/31/2009        7.786532         9.403981       39,456.7600
   01/01/2010                             to  12/31/2010        9.403981        10.374052       29,391.4316
   01/01/2011                             to  12/31/2011       10.374052        10.999437       30,631.3464
   01/01/2012                             to  12/31/2012       10.999437        12.342953       10,585.4874
   01/01/2013                             to  12/31/2013       12.342953        15.275248        6,433.0199
=============                            ==== ==========       =========        =========       ===========

                                   1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS I) AND BEFORE
 THAT LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006        8.435830         9.414107        1,751.9683
   01/01/2007                             to  12/31/2007        9.414107         9.846869       12,605.9302
   01/01/2008                             to  12/31/2008        9.846869         6.909886        7,728.6376
   01/01/2009                             to  12/31/2009        6.909886         8.289185        6,955.8700
   01/01/2010                             to  12/31/2010        8.289185         9.114951        6,464.6022
   01/01/2011                             to  04/29/2011        9.114951         9.897659            0.0000
=============                            ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS I) AND BEFORE
 THAT LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME SUB-ACCOUNT (CLASS I))
   02/27/2006                             to  12/31/2006       10.944382        11.610273       42,586.5599
   01/01/2007                             to  04/27/2007       11.610273        12.200861            0.0000
=============                            ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS II) AND BEFORE
 THAT LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME SUB-ACCOUNT (CLASS II))
   02/27/2006                             to  12/31/2006       13.434424        14.483269            0.0000
   01/01/2007                             to  12/31/2007       14.483269        14.770706        4,628.7963
   01/01/2008                             to  12/31/2008       14.770706         9.439734       30,077.4997
   01/01/2009                             to  12/31/2009        9.439734        11.375389       43,588.9600
   01/01/2010                             to  12/31/2010       11.375389        12.532613       54,235.1590
   01/01/2011                             to  12/31/2011       12.532613        13.265260       76,865.0190
   01/01/2012                             to  12/31/2012       13.265260        14.868763      109,215.0192
   01/01/2013                             to  12/31/2013       14.868763        18.363406      125,932.2480
=============                            ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I))
   02/27/2006                             to  12/31/2006       13.289043        13.752647       11,656.5858
   01/01/2007                             to  12/31/2007       13.752647        14.229945       11,021.3831
   01/01/2008                             to  12/31/2008       14.229945         8.767934       11,642.0701
   01/01/2009                             to  12/31/2009        8.767934        12.267311       11,106.7600
   01/01/2010                             to  12/31/2010       12.267311        13.239909       11,013.1292
   01/01/2011                             to  12/31/2011       13.239909        12.926036       10,682.8161
   01/01/2012                             to  12/31/2012       12.926036        15.284952       10,352.5105
   01/01/2013                             to  12/31/2013       15.284952        20.705823        9,616.0273
=============                            ==== ==========       =========        =========      ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I))
  02/27/2006    to  12/31/2006       14.788397        16.529901            0.0000
  01/01/2007    to  12/31/2007       16.529901        16.875184        4,389.4672
  01/01/2008    to  12/31/2008       16.875184        10.674470        4,360.8135
  01/01/2009    to  12/31/2009       10.674470        13.059232        4,628.9800
  01/01/2010    to  12/31/2010       13.059232        14.047321        4,773.8431
  01/01/2011    to  12/31/2011       14.047321        14.487804        4,528.6757
  01/01/2012    to  12/31/2012       14.487804        16.584719        4,075.7190
  01/01/2013    to  12/31/2013       16.584719        21.572458        4,013.7301
============   ==== ==========       =========        =========       ===========
CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I))
  02/27/2006    to  12/31/2006       12.954632        13.143725       18,056.8253
  01/01/2007    to  12/31/2007       13.143725        14.207315       27,355.7954
  01/01/2008    to  12/31/2008       14.207315         8.276779       27,604.9719
  01/01/2009    to  12/31/2009        8.276779        11.612105       24,056.9300
  01/01/2010    to  12/31/2010       11.612105        14.284403       30,868.4103
  01/01/2011    to  12/31/2011       14.284403        14.231728       38,122.4730
  01/01/2012    to  12/31/2012       14.231728        16.700297       53,811.9901
  01/01/2013    to  12/31/2013       16.700297        24.132118       68,244.3643
============   ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       21.708279        24.250306          620.4047
  01/01/2007    to  04/27/2007       24.250306        25.477427            0.0000
============   ==== ==========       =========        =========       ===========
LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS SUB-ACCOUNT
  02/27/2006    to  12/31/2006       25.838424        26.846079            0.0000
  01/01/2007    to  12/31/2007       26.846079        29.252863            0.0000
  01/01/2008    to  12/31/2008       29.252863        21.499658            0.0000
  01/01/2009    to  12/31/2009       21.499658        25.952365            0.0000
  01/01/2010    to  12/31/2010       25.952365        28.600995            0.0000
  01/01/2011    to  12/31/2011       28.600995        28.100541            0.0000
  01/01/2012    to  12/31/2012       28.100541        30.568514            0.0000
  01/01/2013    to  12/31/2013       30.568514        35.657532            0.0000
============   ==== ==========       =========        =========       ===========

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50% SUB-ACCOUNT
  02/27/2006    to  12/31/2006       14.706782        15.489274        2,092.0247
  01/01/2007    to  12/31/2007       15.489274        15.708129        4,490.3386
  01/01/2008    to  12/31/2008       15.708129        11.215191        4,248.5125
  01/01/2009    to  12/31/2009       11.215191        14.582540        2,587.1700
  01/01/2010    to  12/31/2010       14.582540        16.386410        3,515.5468
  01/01/2011    to  12/31/2011       16.386410        16.291515        8,335.2084
  01/01/2012    to  12/31/2012       16.291515        18.103692       16,654.2107
  01/01/2013    to  12/31/2013       18.103692        20.517583       23,273.6014
============   ==== ==========       =========        =========       ===========
LEGG MASON VARIABLE LIFESTYLE ALLOCATION 70% SUB-ACCOUNT
  02/27/2006    to  12/31/2006       13.585437        14.177568          188.0122
  01/01/2007    to  12/31/2007       14.177568        14.465084          193.0335
  01/01/2008    to  12/31/2008       14.465084         9.555632          214.5640
  01/01/2009    to  12/31/2009        9.555632        12.479420          208.3600
  01/01/2010    to  12/31/2010       12.479420        14.103657          201.2753
  01/01/2011    to  12/31/2011       14.103657        13.778548          205.4283
  01/01/2012    to  12/31/2012       13.778548        15.514872          206.5961
  01/01/2013    to  12/31/2013       15.514872        18.572683          199.7569
============   ==== ==========       =========        =========       ===========
LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT
  02/27/2006    to  12/31/2006       14.223688        14.811318        1,346.7053
  01/01/2007    to  12/31/2007       14.811318        15.042419       16,363.8165
  01/01/2008    to  12/31/2008       15.042419         9.250064       28,415.9346
  01/01/2009    to  12/31/2009        9.250064        12.041581       55,010.2700
  01/01/2010    to  12/31/2010       12.041581        13.690364       66,297.8202
  01/01/2011    to  12/31/2011       13.690364        13.142632       76,002.4387
  01/01/2012    to  12/31/2012       13.142632        14.965277       82,707.0630
  01/01/2013    to  12/31/2013       14.965277        18.602546       82,785.4151
============   ==== ==========       =========        =========       ===========
LEGG MASON PARTNERS VARIABLE INCOME TRUST
LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME SUB-ACCOUNT
  02/27/2006    to  12/31/2006       10.002402        10.210201        3,570.1237
  01/01/2007    to  12/31/2007       10.210201        10.168260        1,580.3809
  01/01/2008    to  12/31/2008       10.168260         7.875539        1,532.1609
  01/01/2009    to  12/31/2009        7.875539         9.086302        1,754.5900
  01/01/2010    to  12/31/2010        9.086302         9.749728        2,395.7616
  01/01/2011    to  04/29/2011        9.749728         9.628887            0.0000
============   ==== ==========       =========        =========       ===========

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       15.230887        16.230552           9,564.1451
  01/01/2007    to  12/31/2007       16.230552        15.936923          23,078.2678
  01/01/2008    to  12/31/2008       15.936923        10.832668          20,439.2972
  01/01/2009    to  12/31/2009       10.832668        16.558771          74,598.8000
  01/01/2010    to  12/31/2010       16.558771        18.699503          29,512.2820
  01/01/2011    to  12/31/2011       18.699503        18.690509          38,384.7463
  01/01/2012    to  12/31/2012       18.690509        21.730494          52,943.4849
  01/01/2013    to  12/31/2013       21.730494        22.692381          61,260.1596
============   ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/04/2009    to  12/31/2009        7.175756         8.945174         825,956.7100
  01/01/2010    to  12/31/2010        8.945174        10.097738         887,283.3967
  01/01/2011    to  12/31/2011       10.097738         9.777703         958,064.8916
  01/01/2012    to  12/31/2012        9.777703        11.386622       1,057,626.4723
  01/01/2013    to  12/31/2013       11.386622        15.149305       1,014,461.6831
============   ==== ==========       =========        =========       ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B) AND BEFORE THAT VAN KAMPEN LIFE
INVESTMENT
 TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
  02/27/2006    to  12/31/2006       13.723580        15.236661          28,664.6259
  01/01/2007    to  12/31/2007       15.236661        14.622328          60,216.7462
  01/01/2008    to  12/31/2008       14.622328         9.223715          83,569.9314
  01/01/2009    to  05/01/2009        9.223715         8.941191               0.0000
============   ==== ==========       =========        =========       ==============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       13.813410        14.373156       1,107,678.6553
  01/01/2007    to  12/31/2007       14.373156        15.686028       1,054,768.7555
  01/01/2008    to  12/31/2008       15.686028         9.443675         868,227.7341
  01/01/2009    to  12/31/2009        9.443675        12.418277         895,988.1400
  01/01/2010    to  12/31/2010       12.418277        15.398109         846,016.4778
  01/01/2011    to  12/31/2011       15.398109        14.967924         864,736.8237
  01/01/2012    to  12/31/2012       14.967924        17.388169         784,137.3610
  01/01/2013    to  12/31/2013       17.388169        23.951394         745,938.6184
============   ==== ==========       =========        =========       ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - CONVERTIBLE SECURITIES SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       17.155970        18.076349           1,064.6634
  01/01/2007    to  12/31/2007       18.076349        18.977556             167.0453
  01/01/2008    to  12/31/2008       18.977556        15.216340             157.0912
  01/01/2009    to  12/31/2009       15.216340        20.503301             110.2900
  01/01/2010    to  12/31/2010       20.503301        22.802615             128.5587
  01/01/2011    to  12/31/2011       22.802615        23.489373             128.2834
  01/01/2012    to  12/31/2012       23.489373        26.124748             128.7113
  01/01/2013    to  12/31/2013       26.124748        27.768541             120.7597
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       13.725146        15.732735       1,689,045.0405
  01/01/2007    to  12/31/2007       15.732735        17.512947       1,754,022.5344
  01/01/2008    to  12/31/2008       17.512947         9.917813       1,735,239.5436
  01/01/2009    to  12/31/2009        9.917813        12.822103       1,657,959.1500
  01/01/2010    to  12/31/2010       12.822103        14.036777       1,558,754.1578
  01/01/2011    to  12/31/2011       14.036777        12.315804       1,451,252.3352
  01/01/2012    to  12/31/2012       12.315804        14.122923       1,356,246.8699
  01/01/2013    to  12/31/2013       14.122923        16.550500       1,220,678.8154
============   ==== ==========       =========        =========       ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION
FUND/VA
 SUB-ACCOUNT (SERVICE SHARES))
  02/27/2006    to  04/30/2006       71.448293        72.166946              13.7424
============   ==== ==========       =========        =========       ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       17.163267        18.651755           1,068.0847
  01/01/2007    to  12/31/2007       18.651755        19.474022           5,272.0906
  01/01/2008    to  12/31/2008       19.474022        11.374184          13,012.4459
  01/01/2009    to  12/31/2009       11.374184        15.625418          12,817.3300
  01/01/2010    to  12/31/2010       15.625418        17.800035          16,240.1497
  01/01/2011    to  12/31/2011       17.800035        16.021549          16,308.8165
  01/01/2012    to  12/31/2012       16.021549        19.075725          15,336.6101
  01/01/2013    to  12/31/2013       19.075725        23.827264          61,282.1456
============   ==== ==========       =========        =========       ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010       13.356459        13.950884           2,790.8672
  01/01/2011    to  12/31/2011       13.950884        12.763786          34,972.2441
  01/01/2012    to  12/31/2012       12.763786        15.327269          44,231.9129
  01/01/2013    to  04/26/2013       15.327269        16.276366               0.0000
============   ==== ==========       =========        =========       ==============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  02/27/2006    to  12/31/2006       16.093904        18.514734        4,118.5732
  01/01/2007    to  12/31/2007       18.514734        18.618787       16,524.1189
  01/01/2008    to  12/31/2008       18.618787        10.551561       25,553.1133
  01/01/2009    to  12/31/2009       10.551561        13.593456       30,636.0900
  01/01/2010    to  12/31/2010       13.593456        14.345478       31,619.8593
  01/01/2011    to  04/29/2011       14.345478        15.986985            0.0000
============   ==== ==========       =========        =========      ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG MASON
PARTNERS
 VARIABLE EQUITY TRUST - LEGG MASON BATTERYMARCH VARIABLE GLOBAL EQUITY SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       16.333726        17.816119        4,446.4340
  01/01/2007    to  12/31/2007       17.816119        18.365267       55,409.4541
  01/01/2008    to  12/31/2008       18.365267        10.589695        8,330.7988
  01/01/2009    to  12/31/2009       10.589695        12.575543        8,386.7900
  01/01/2010    to  04/30/2010       12.575543        13.312937            0.0000
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - PIONEER FUND SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       17.136034        18.823374        6,658.5233
  01/01/2007    to  12/31/2007       18.823374        19.420751       11,427.4762
  01/01/2008    to  12/31/2008       19.420751        12.816556       24,226.0713
  01/01/2009    to  12/31/2009       12.816556        15.602346       69,915.6100
  01/01/2010    to  12/31/2010       15.602346        17.818973      115,528.8044
  01/01/2011    to  12/31/2011       17.818973        16.714191      180,610.2703
  01/01/2012    to  12/31/2012       16.714191        18.162030      234,704.7727
  01/01/2013    to  12/31/2013       18.162030        23.750222      244,324.8219
============   ==== ==========       =========        =========      ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - PIONEER STRATEGIC INCOME SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       17.744646        18.392377       22,741.0596
  01/01/2007    to  12/31/2007       18.392377        19.272788       54,287.9365
  01/01/2008    to  12/31/2008       19.272788        16.903303       73,465.0731
  01/01/2009    to  12/31/2009       16.903303        22.106133      117,264.0100
  01/01/2010    to  12/31/2010       22.106133        24.367609      181,169.3899
  01/01/2011    to  12/31/2011       24.367609        24.814938      280,091.2678
  01/01/2012    to  12/31/2012       24.814938        27.216721      359,434.8982
  01/01/2013    to  12/31/2013       27.216721        27.157692      422,586.7892
============   ==== ==========       =========        =========      ============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       18.699955        17.056395        2,005,086.4356
  01/01/2008    to  12/31/2008       17.056395        11.761385        1,817,125.4864
  01/01/2009    to  12/31/2009       11.761385        14.614344        1,803,390.9400
  01/01/2010    to  12/31/2010       14.614344        17.218453        1,788,638.5263
  01/01/2011    to  12/31/2011       17.218453        15.400050        1,745,938.9641
  01/01/2012    to  12/31/2012       15.400050        17.853291        1,477,939.5884
  01/01/2013    to  12/31/2013       17.853291        23.236144        1,236,327.3402
============   ==== ==========       =========        =========        ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY PUTNAM VARIABLE TRUST - PUTNAM VT SMALL CAP VALUE SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       24.423456        25.749658            4,967.5248
  01/01/2007    to  04/27/2007       25.749658        27.483669                0.0000
============   ==== ==========       =========        =========        ==============
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       15.743752        16.987067            1,945.5131
  01/01/2007    to  12/31/2007       16.987067        18.371448            1,872.5353
  01/01/2008    to  12/31/2008       18.371448        10.065335              318.0716
  01/01/2009    to  12/31/2009       10.065335        12.055383              328.8100
  01/01/2010    to  12/31/2010       12.055383        12.659148              358.6310
  01/01/2011    to  12/31/2011       12.659148         9.935414              430.8760
  01/01/2012    to  12/31/2012        9.935414        11.652908              360.8681
  01/01/2013    to  12/31/2013       11.652908        13.184184        1,426,311.2961
============   ==== ==========       =========        =========        ==============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
  05/01/2006    to  12/31/2006       42.087572        43.742890              356.1532
  01/01/2007    to  12/31/2007       43.742890        45.613603            3,231.6993
  01/01/2008    to  12/31/2008       45.613603        43.220567              743.3748
  01/01/2009    to  12/31/2009       43.220567        46.419613              574.6500
  01/01/2010    to  12/31/2010       46.419613        49.347088              585.1320
  01/01/2011    to  12/31/2011       49.347088        51.600125              569.7533
  01/01/2012    to  12/31/2012       51.600125        54.443978              595.3969
  01/01/2013    to  12/31/2013       54.443978        53.011299              669.3285
============   ==== ==========       =========        =========        ==============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
 (FORMERLY TRAVELERS SERIES TRUST - TRAVELERS MANAGED INCOME SUB-ACCOUNT)
  02/27/2006    to  04/30/2006       15.106755        14.974793              331.3756
============   ==== ==========       =========        =========        ==============

                                   1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
   05/04/2009                             to  12/31/2009       10.148982        12.768818        5,051.3600
   01/01/2010                             to  12/31/2010       12.768818        15.034354        4,704.3799
   01/01/2011                             to  12/31/2011       15.034354        13.452339        4,395.7406
   01/01/2012                             to  12/31/2012       13.452339        15.117541        4,195.7554
   01/01/2013                             to  12/31/2013       15.117541        19.938763        4,707.5486
=============                            ==== ==========       =========        =========      ============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT FI LARGE CAP
 SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - LARGE CAP SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       16.916491        17.106999        5,184.5922
   01/01/2007                             to  12/31/2007       17.106999        17.471368        2,158.1672
   01/01/2008                             to  12/31/2008       17.471368         9.473204        2,162.0994
   01/01/2009                             to  05/01/2009        9.473204         9.880326            0.0000
=============                            ==== ==========       =========        =========      ============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET/AIM
 CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - AIM CAPITAL
 APPRECIATION SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       14.190651        14.200964        1,146.8922
   01/01/2007                             to  12/31/2007       14.200964        15.616502        1,424.1562
   01/01/2008                             to  12/31/2008       15.616502         8.801294        2,347.6515
   01/01/2009                             to  05/01/2009        8.801294         8.361042            0.0000
=============                            ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
   05/03/2010                             to  12/31/2010       13.002321        12.852324      156,387.1165
   01/01/2011                             to  12/31/2011       12.852324        12.629961      192,111.3912
   01/01/2012                             to  12/31/2012       12.629961        12.409660      161,076.9809
   01/01/2013                             to  12/31/2013       12.409660        12.194371      140,374.2592
=============                            ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE MONEY
 MARKET SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       12.467467        12.778067       34,653.6574
   01/01/2007                             to  12/31/2007       12.778067        13.171785       90,092.8513
   01/01/2008                             to  12/31/2008       13.171785        13.279719      125,665.8278
   01/01/2009                             to  12/31/2009       13.279719        13.078522      147,039.9800
   01/01/2010                             to  04/30/2010       13.078522        13.004192            0.0000
=============                            ==== ==========       =========        =========      ============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS B)
   05/02/2011                             to  12/31/2011       15.159422        13.393113       12,786.5637
   01/01/2012                             to  12/31/2012       13.393113        14.819955       12,821.5406
   01/01/2013                             to  12/31/2013       14.819955        19.420939       12,507.6067
=============                            ==== ==========       =========        =========      ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY TRUST - LEGG MASON CLEARBRIDGE VARIABLE
CAPITAL
 SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       15.365815        16.574304          20,143.7350
  01/01/2007    to  12/31/2007       16.574304        16.585818          22,366.8999
  01/01/2008    to  12/31/2008       16.585818         9.430340          21,987.3848
  01/01/2009    to  12/31/2009        9.430340        12.996337          21,242.3300
  01/01/2010    to  12/31/2010       12.996337        14.388218          15,912.2128
  01/01/2011    to  04/29/2011       14.388218        15.193807               0.0000
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       12.036111         7.963454       1,551,252.8603
  01/01/2009    to  12/31/2009        7.963454        10.921265       1,781,708.2000
  01/01/2010    to  12/31/2010       10.921265        11.946084       1,712,164.2410
  01/01/2011    to  12/31/2011       11.946084        11.765296       1,571,504.4441
  01/01/2012    to  12/31/2012       11.765296        13.358605       2,574,947.6990
  01/01/2013    to  12/31/2013       13.358605        17.948732       2,333,821.9085
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006        8.823444         8.985325       3,267,057.7938
  01/01/2007    to  12/31/2007        8.985325        10.090152       3,069,690.3843
  01/01/2008    to  12/31/2008       10.090152         5.359740       2,538,996.6980
  01/01/2009    to  12/31/2009        5.359740         7.568480       2,330,307.4300
  01/01/2010    to  12/31/2010        7.568480         8.136100       2,020,755.9839
  01/01/2011    to  12/31/2011        8.136100         7.884860       1,836,098.7767
  01/01/2012    to  04/27/2012        7.884860         8.860339               0.0000
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - STRATEGIC GROWTH SUB-ACCOUNT (CLASS II))
  02/27/2006    to  12/31/2006        4.935343         4.791463          24,083.6633
  01/01/2007    to  12/31/2007        4.791463         5.491468          31,360.9798
  01/01/2008    to  04/25/2008        5.491468         5.234098               0.0000
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  05/01/2006    to  12/31/2006       39.710443        42.561621           9,978.9802
  01/01/2007    to  12/31/2007       42.561621        43.565736          16,507.5649
  01/01/2008    to  12/31/2008       43.565736        33.257019          12,673.2343
  01/01/2009    to  12/31/2009       33.257019        38.679734          11,359.1900
  01/01/2010    to  12/31/2010       38.679734        41.759100          11,107.8298
  01/01/2011    to  12/31/2011       41.759100        41.941564          11,861.5815
  01/01/2012    to  12/31/2012       41.941564        45.892564          11,224.2829
  01/01/2013    to  12/31/2013       45.892564        53.554455           8,491.6901
============   ==== ==========       =========        =========       ==============

                                   1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
 (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT)
   02/27/2006                             to  04/30/2006       24.162431        24.324571        7,988.1257
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY MET INVESTORS SERIES TRUST - MFS (Reg. TM) VALUE SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       13.831643        15.729220       16,212.7516
   01/01/2007                             to  12/31/2007       15.729220        16.635431       25,742.7000
   01/01/2008                             to  12/31/2008       16.635431        11.028899       20,789.4229
   01/01/2009                             to  12/31/2009       11.028899        13.093905       22,487.4100
   01/01/2010                             to  12/31/2010       13.093905        14.336839       16,737.0616
   01/01/2011                             to  12/31/2011       14.336839        14.208657       16,222.7715
   01/01/2012                             to  12/31/2012       14.208657        16.285540       13,818.2930
   01/01/2013                             to  12/31/2013       16.285540        21.721355       16,350.2540
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D))
   05/01/2006                             to  12/31/2006       20.439565        20.990044       12,900.3068
   01/01/2007                             to  12/31/2007       20.990044        21.467253        6,444.3600
   01/01/2008                             to  12/31/2008       21.467253        12.865446        6,467.9561
   01/01/2009                             to  12/31/2009       12.865446        15.387595        5,212.9900
   01/01/2010                             to  12/31/2010       15.387595        17.305640        3,444.2585
   01/01/2011                             to  12/31/2011       17.305640        15.943218        3,294.3215
   01/01/2012                             to  12/31/2012       15.943218        18.116387        2,797.0759
   01/01/2013                             to  04/26/2013       18.116387        19.932345            0.0000
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D) AND BEFORE THAT TRAVELERS SERIES TRUST - EQUITY
 INCOME SUB-ACCOUNT)
   02/27/2006                             to  04/30/2006       20.382944        20.429026       10,498.3274
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       15.851452        19.748305      402,766.1674
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2007                             to  12/31/2007       17.335607        15.344915      852,082.9812
   01/01/2008                             to  12/31/2008       15.344915         9.302868      577,632.8078
   01/01/2009                             to  12/31/2009        9.302868        12.502044      549,877.1900
   01/01/2010                             to  12/31/2010       12.502044        15.093613      534,446.3846
   01/01/2011                             to  12/31/2011       15.093613        14.049713      482,948.0700
   01/01/2012                             to  12/31/2012       14.049713        14.534389      427,820.6872
   01/01/2013                             to  04/26/2013       14.534389        15.741755            0.0000
=============                            ==== ==========       =========        =========      ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
OPPORTUNITIES
 SUB-ACCOUNT (CLASS B))
  02/27/2006    to  12/31/2006       16.601176        17.319799        4,105.7965
  01/01/2007    to  04/27/2007       17.319799        18.807638            0.0000
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       33.405720        20.357828            0.0000
  01/01/2009    to  12/31/2009       20.357828        28.614127            0.0000
  01/01/2010    to  12/31/2010       28.614127        32.826008            0.0000
  01/01/2011    to  12/31/2011       32.826008        31.826995            0.0000
  01/01/2012    to  12/31/2012       31.826995        37.112075            0.0000
  01/01/2013    to  12/31/2013       37.112075        50.606759      195,444.0182
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - LARGE CAP GROWTH
SUB-ACCOUNT
 (CLASS B))
  02/27/2006    to  12/31/2006       33.973666        32.542218            0.0000
  01/01/2007    to  12/31/2007       32.542218        36.327759           72.4716
  01/01/2008    to  04/25/2008       36.327759        33.364782            0.0000
============   ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       15.200710        15.502724       86,787.6793
  01/01/2007    to  12/31/2007       15.502724        15.846744      173,390.5817
  01/01/2008    to  12/31/2008       15.846744        15.488235      312,325.8107
  01/01/2009    to  12/31/2009       15.488235        15.840564      480,995.1100
  01/01/2010    to  12/31/2010       15.840564        16.420744      654,029.8508
  01/01/2011    to  12/31/2011       16.420744        16.986337      689,015.3491
  01/01/2012    to  12/31/2012       16.986337        17.198787      610,046.0423
  01/01/2013    to  12/31/2013       17.198787        16.747425      537,936.8763
============   ==== ==========       =========        =========      ============
PIONEER VARIABLE CONTRACTS TRUST
PIONEER VCT MID CAP VALUE SUB-ACCOUNT (CLASS II)
  02/27/2006    to  12/31/2006       28.926346        30.952116        2,112.6286
  01/01/2007    to  12/31/2007       30.952116        32.037982        7,803.4288
  01/01/2008    to  12/31/2008       32.037982        20.852721       18,612.1810
  01/01/2009    to  12/31/2009       20.852721        25.667474       25,251.4300
  01/01/2010    to  12/31/2010       25.667474        29.735535       25,844.7653
  01/01/2011    to  12/31/2011       29.735535        27.513838       30,027.3219
  01/01/2012    to  12/31/2012       27.513838        29.960773       35,742.1704
  01/01/2013    to  12/31/2013       29.960773        39.084043       36,822.8198
============   ==== ==========       =========        =========      ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
UIF U.S. REAL ESTATE SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       23.839815        29.774769        7,534.4960
  01/01/2007    to  12/31/2007       29.774769        24.261048       19,996.2851
  01/01/2008    to  12/31/2008       24.261048        14.804255       39,348.9062
  01/01/2009    to  12/31/2009       14.804255        18.671955       51,647.0800
  01/01/2010    to  12/31/2010       18.671955        23.845993       54,604.1581
  01/01/2011    to  12/31/2011       23.845993        24.820407       63,365.4400
  01/01/2012    to  12/31/2012       24.820407        28.249716       78,666.6341
  01/01/2013    to  12/31/2013       28.249716        28.329729       85,582.0124
============   ==== ==========       =========        =========       ===========

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.